Long-term loans	6 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Long-term loans

13. Long-term loans

Long-term loan consisted of the following:

	As of
	September 30,	March 31,
	2024	2024
Long-term loan	$13,416,162	$13,250,516

On January 4, 2022, the Group borrowed the unsecured amount of $13,416,161 (RMB94,012,410) through a five-year long-term loan from Fujian Xinqiao Ocean Fishery Group Co., Ltd. The annual interest rate is 6%. The Group is obligated to pay interest each year on December 30th, whereas the principal should be repaid on January 3, 2027. Earlier payment is acceptable without any penalties. The Company has not paid the accrued interest on December 30, 2023 and 2024 for the corresponding calendar year, while Fujian Xinqiao Ocean Fishery Group Co., Ltd. agreed to postpone the accrued interest to be paid later on for the Company, thus the Company was not deemed to breach the original loan contract as of September 30, 2024.